Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The domestic and foreign components of income before income taxes and (provision for) recovery of income taxes were as follows:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Income before income taxes
Domestic	1,920,503	133,757
Foreign	1,220,089	106,607
	3,140,592	240,364

Current income tax (expense) recovery
Domestic	(1,815)	54,251
Foreign	(33,155)	(19,907)
	(34,970)	34,344
Deferred income tax (expense) recovery
Domestic	(191,589)	(12,552)
Foreign	626	57,353
	(190,963)	44,801

(Provision for) recovery of income taxes	(225,933)	79,145

The reconciliation of the expected income tax (expense) recovery to the actual (provision for) recovery of income taxes reported in the consolidated statements of operations and comprehensive income for the years ended December 31, 2021 and 2020 is as follows:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Income before income taxes	3,140,592	240,364
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2020 - 26.5%)	(832,446)	(63,711)
Permanent differences
Net unrealized gain on equity and other investments	377,707	17,917
Stock-based compensation	155,011	122,882
Foreign tax rate differential	75,940	16,825
Tax credits recognized during the year	27,244	1,900
Change in valuation allowance	(17,805)	(18,973)
Other items	(11,584)	2,305
(Provision for) recovery of income taxes	(225,933)	79,145

The Company assesses whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a "more-likely-than-not" standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income, and tax planning strategies that could be implemented to realize the deferred tax assets.
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	$	$
Deferred tax assets
Tax loss carryforwards	261,945	101,209
Accruals and reserves	55,337	21,926
Investment tax credits	42,697	13,464
Capital and intangible assets	41,790	50,297
Stock-based compensation expense	33,909	16,653
Scientific Research and Experimental Development expenditures carryforwards	20,189	—
Lease liabilities	62,418	39,220
Share issuance costs	11,403	14,423
Total deferred tax assets, before valuation allowance	529,688	257,192
Valuation allowance	(179,115)	(123,345)
Total deferred tax assets	350,573	133,847

Deferred tax liabilities
Equity and other investments	(275,037)	(17,917)
Outside basis difference of foreign subsidiaries	(130,419)	(616)
Lease assets	(45,184)	(29,928)
Intangible assets	(33,652)	(32,521)
Other deferred tax liabilities	(1,339)	(188)
Total deferred tax liabilities	(485,631)	(81,170)

Total deferred tax (liabilities) assets, net	(135,058)	52,677

During the year ended December 31, 2021, the Company assessed whether a valuation allowance should be established or maintained against its deferred tax assets, based on consideration of all available positive and negative evidence, using a "more-likely-than-not" standard. The factors the Company uses to assess the likelihood of realization are its recent operating results, historical losses and the cumulative losses, forecasts of future pre-tax income, and tax planning strategies that could be implemented to realize the deferred tax assets.

As a result of the application of the Company's tax rates on the results of ongoing operations, other discrete items primarily related to share-based compensation, non-taxable gains on unrealized equity and other investments, the change in valuation allowance applied to deferred tax assets in the United States, and the reversal of the valuation allowance related to deferred tax assets in Canada, the Company had a provision for income taxes of $225,933 in the year ended December 31, 2021.

As a result of the application of the Company's tax rates on the results of ongoing operations, other discrete items, primarily related to tax benefits for share-based compensation, the impairment of right-of-use assets and fixed assets, unrealized gains on equity and other investments, and considering the Company's ability to carry-back losses to prior years in Canada along with the reversal of the valuation allowance related to the deferred tax assets in the United States, Ireland, and Singapore, the Company has a recovery of income taxes of $79,145 in the year ended December 31, 2020.

During the year ended December 31, 2021, the Company released a portion of the valuation allowance against its deferred income tax assets in Canada due to the overall unrealized gain on the Company’s equity and other investments.

During the year ended December 31, 2020, the Company released the valuation allowance against its deferred income tax assets in Ireland and Singapore due to the Company's profits in these taxing jurisdictions, and projections of future taxable income.

During the year ended December 31, 2021, the Company received a development and expansion incentive under the International Headquarters Award in Singapore. The incentives granted by the authorities to the Company are effective April 1, 2021 through March 31, 2026 and provide a concessionary tax rate of 5% to earnings in excess of the base income threshold. As a result of the incentive, the Company received an aggregate tax benefit of $4,663 during the year ended December 31, 2021.

The Company had no material uncertain income tax positions for the years ended December 31, 2021 and 2020. The Company's accounting policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. In the years ended December 31, 2021 and 2020, there was no interest or penalties related to uncertain tax positions.

The Company remains subject to audit by the relevant tax authorities for the years ended 2014 through 2021.

Investment tax credits, which are earned as a result of qualifying R&D expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

As at December 31, 2021 and 2020, the Company had Canadian and U.S. federal unused non-capital tax losses of approximately $670,312 and $342,308, respectively. In addition, at December 31, 2021 and 2020, the Company had unused non-capital tax losses in various U.S. states of approximately $1,393,831 and $446,442, respectively. Of the December 31, 2021 balance, $403,798 and $17,835 of the federal and state non-capital tax losses respectively have no expiry. The remaining non-capital tax losses of $266,514 and $1,375,996, respectively, are due to expire between 2026 and 2041. In addition, at December 31, 2021 and 2020, the Company had an undeducted R&D expenditure balance totaling $76,166 and $nil, respectively, which does not expire. As at December 31, 2021 and 2020, the Company had investment tax credits of $51,690 and $14,629, respectively. The investment tax credits are due to expire between 2035 and 2041.